Taxation (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
(Loss) profit before income taxes	$ 1,862	$ (519)	$ 4,432	$ (57)	$ (10,040)	$ 5,255	$ 1,646
Income tax benefit (expenses) computed at the statutory income tax rate at 25%			(1,108)	14	2,510	(1,314)	(412)
Non-deductible expenses			272	(304)	(2,698)	(491)	(166)
Non-taxation income				67	68	414	1,300
Preferential rate			464	(102)	(324)	400	(423)
Current and deferred tax rate differences			(225)	(120)	55	310	790
Foreign rate differences			(222)	(266)	(426)	560	(292)
Change of valuation allowance			811	(116)	(1,039)	(2,529)	(1,643)
Prior year provision to return true up			(848)
Taxable income					(215)
Deferred tax						74
Interest expense			(181)	(63)	(250)	(83)	(5)
Income tax (expenses) benefit	$ 146	$ (446)	$ (1,037)	$ (890)	$ (2,319)	$ (2,659)	$ (851)